Property, Plant and Equipment	6 Months Ended
Jun. 30, 2023
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT
10.	PROPERTY, PLANT and EQUIPMENT

	Leasehold improvements	Machinery and equipment	Office decoration and equipment	Vehicles	Assets under construction	GDM machines	Robots	Total
Cost
At December 31, 2021	$3,239,683	$5,108,501	$5,412,444	$16,233,868	$248,686	$1,713,926	$5,369,070	$37,326,178
Acquisitions through business combinations	-	-	205,070	141,619	-	-	2,571,013	2,917,702
Additions	26,342	18,698	18,603	80,350	-	318,905	2,178,914	2,641,812
Disposals	(101,834)	(7,437)	(15,463)	(344,818)	(211,659)	(15,892)	(12,273)	(709,376)
Exchange differences	(173,963)	(281,325)	(298,630)	(880,949)	(4,472)	(107,391)	(392,122)	(2,138,852)
At June 30, 2022 (Unaudited)	2,990,228	4,838,437	5,322,024	15,230,070	32,555	1,909,548	9,714,602	40,037,464

At December 31, 2022	$3,146,864	$4,868,015	$5,354,351	$15,518,987	$33,222	$1,948,698	$7,194,815	$38,064,952
Additions	-	1,750	6,964	-	-	624,126	273,779	906,619
Disposals	(104,773)	(105,939)	(48,955)	(47,155)	-	-	(56,389)	(363,211)
Impairment of fixed assets	-	-	-	-	-	-	(1,591,766)	(1,591,766)
Exchange differences	(60,518)	(95,521)	(106,807)	(353,552)	(652)	(38,238)	(141,241)	(796,529)
At June 30, 2023 (Unaudited)	2,981,573	4,668,305	5,205,553	15,118,280	32,570	2,534,586	5,679,198	36,220,065

Accumulated Depreciation
At December 31, 2021	$2,693,472	$4,906,277	$4,799,149	$13,447,168	$-	$891,378	$691,433	$27,428,877
Acquisitions through business combinations	-	-	184,364	136,723	-	-	520,516	841,603
Depreciation charged for the period	51,903	57,623	96,235	416,775	-	188,620	762,874	1,574,030
Disposals	(99,439)	(7,396)	(15,432)	(330,993)	-	(5,303)	(461)	(459,024)
Exchange differences	(146,005)	(271,901)	(268,318)	(742,974)	-	(56,970)	(81,330)	(1,567,498)
As June 30, 2022 (Unaudited)	2,499,931	4,684,603	4,795,998	12,926,699	-	1,017,725	1,893,032	27,817,988

At December 31, 2022	$2,577,341	$4,748,031	$4,889,742	$13,493,656	$-	$1,230,247	$3,059,174	$29,998,191
Depreciation charged for the period	48,922	34,180	87,164	263,962	-	202,983	516,626	1,153,837
Disposals	(108,213)	(109,514)	(44,542)	(48,748)		-	(14,847)	(325,864)
Exchange differences	(48,443)	(90,705)	(101,287)	(275,519)	-	(30,774)	(77,779)	(624,507)
As June 30, 2023 (Unaudited)	2,469,607	4,581,992	4,831,077	13,433,351	-	1,402,456	3,483,174	30,201,657

Net book value
At June 30, 2022 (Unaudited)	$490,298	$153,834	$526,026	$2,303,371	$32,555	$891,822	$7,821,570	$12,219,476
At June 30, 2023 (Unaudited)	$511,966	$86,313	$374,476	$1,684,929	$32,570	$1,132,130	$2,196,024	$6,018,408

Depreciation expense related to property, plant and equipment was $1,057,117 and $1,460,187, respectively for the six months ended June 30, 2023 and 2022.

For the six months ended June 30, 2023 and 2022, the Company recorded an impairment loss on robot assets of $1,591,766 and $nil, respectively.

As of June 30, 2023 and 2022, net book value of robot assets of approximately $695,000 and $1,145,000, respectively were leased out to third parties and the robot assets were held and used by the lessee.